Discontinued operations and assets and liabilities held for sale - Effect of disposal of financial position (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	¥ 419,894		¥ 76,316
Inventories	1,188,095		1,496,061
Cash and cash equivalents	5,348,492		6,771,653
Loans and borrowings	(6,948)		(20,594)
Lease liabilities	(651,065)		¥ (804,412)
Minimum.
Disclosure of analysis of single amount of discontinued operations [line items]
Considerations received in cash	1,000
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	1,470
Inventories	104,616
Trade and other receivables	61,355
Cash and cash equivalents	75,552
Loans and borrowings	(14,513)
Trade and other payables	(196,779)
Lease liabilities	(41,944)
Net liabilities	(10,243)
Effect of translation difference of foreign operations	(552)
Net gain on disposal of subsidiaries	(10,795)	¥ (10,795)
Cash and cash equivalents disposed of	(75,552)
Net cash outflow	¥ (75,552)